UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	August 31, 2023

WESTERN ASSET

SMASh SERIES TF FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series TF Fund for the six-month reporting period ended August 31, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

September 29, 2023

II	Western Asset SMASh Series TF Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of August 31, 2023 and February 28, 2023. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
1.44%	$1,000.00	$1,014.40	0.03%[5]	$0.15	5.00%	$1,000.00	$1,024.99	0.03%[5]	$0.15

[1]	For the six months ended August 31, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

[5]

Expense ratio reflects the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1 in the Notes to Financial Statements.

2	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Schedule of investments (unaudited)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.9%
Alabama — 2.5%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$400,000	$423,784
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	80,000	78,219	(a)(b)
Series D-1, Refunding	5.500%	2/1/29	200,000	208,745	(a)(b)(c)
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	100,000	100,963	(d)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	492,067
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	75,961
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	110,348
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 2, Series A	4.000%	6/1/24	645,000	642,244	(a)(b)
Total Alabama				2,132,331
Alaska — 0.8%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	79,492
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	147,249	(d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	442,142
Total Alaska				668,883
Arizona — 4.5%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	45,568
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	504,507
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	49,330
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	6/3/24	500,000	501,927	(a)(b)(d)
Intel Corp. Project	3.800%	6/15/28	1,000,000	998,818	(a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	249,276	(a)(b)(d)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	$400,000	$391,864
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	75,118
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	585,000	612,808
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	514,513
Total Arizona				3,943,729
Arkansas — 0.2%
Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	200,000	200,844	(d)
California — 9.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	51,190
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	50,823
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	202,356
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.160%	4/1/24	160,000	160,071	(a)(b)
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	200,000	197,362	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	519,904	(a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	103,139	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	100,055	(d)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	74,071	(d)
California State, GO:
Various Purpose, Refunding	4.000%	11/1/36	15,000	15,159
Various Purpose, Refunding	5.000%	10/1/45	500,000	549,629
Various Purpose, Refunding	4.000%	10/1/50	500,000	494,149
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	51,768

See Notes to Financial Statements.

4	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	$50,000	$52,346
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	650,000	675,299
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	53,392
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	415,000	422,462	(d)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	98,198	(d)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	521,734
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	105,623
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	45,000	47,837
Series B	6.125%	11/1/29	135,000	143,516
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	249,635	(a)(b)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	160,210	(d)
Series H, Refunding	5.000%	11/1/29	300,000	322,124	(d)
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	250,000	270,486
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	106,536
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	105,811
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	107,731
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Second Series A, Refunding	5.000%	5/1/47	400,000	403,199	(d)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	106,751	(d)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	52,681

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/52	$250,000	$250,024
Southern California Water Replenishment District Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	528,715
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	440,408
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	103,290
Total California				7,897,684
Colorado — 1.5%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	130,000	132,260
Colorado Springs, CO, Utilities System Revenue, Series B	4.000%	11/15/46	325,000	309,472
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	51,642
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A	5.500%	11/1/47	150,000	156,779
Commonspirit Health Project, Series A	5.250%	11/1/52	150,000	152,941
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	43,856
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	99,436
C-470 Express Lanes	5.000%	12/31/51	230,000	226,896
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,420	(d)
Total Colorado				1,272,702
Connecticut — 1.0%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	51,879
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	528,075
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	125,988

See Notes to Financial Statements.

6	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Connecticut — continued
Series E	5.000%	10/15/34	$50,000	$52,203
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	104,579
Total Connecticut				862,724
District of Columbia — 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	75,197
Florida — 5.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	50,406	(d)
Series A	5.000%	10/1/45	250,000	250,207	(d)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	200,000	213,934	(d)
Florida State Insurance Assistance Interlocal Agency Inc. Revenue, Series A-1	5.000%	9/1/26	750,000	775,098
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	92,106
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	25,203	(d)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	204,525	(d)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	145,516
Series A, Refunding	5.000%	10/1/49	300,000	304,747	(d)
Series B, Refunding	5.000%	10/1/40	200,000	203,769	(d)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	650,000	667,978	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	256,099
Palm Beach County, FL, Health Facilities Authority Revenue:
ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	475,668
Jupiter Medical Center Project, Series A	5.000%	11/1/34	200,000	210,382
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/47	500,000	508,512
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.250%	5/1/54	250,000	251,233
Total Florida				4,635,383

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Georgia — 1.9%
Cobb County, GA, Kennestone Hospital Authority Revenue, Wellstar Health System, Inc. Project, Series A	5.000%	4/1/50	$250,000	$253,266
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	102,967
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	105,450
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	54,197
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	175,000	176,874
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	200,000	206,832
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	150,000	155,518
Project One Subordinated, Series A	5.000%	1/1/45	100,000	103,427
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	201,113
Series C	5.000%	9/1/30	250,000	259,669	(a)(b)
Total Georgia				1,619,313
Idaho — 0.1%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	100,000	101,545
Illinois — 12.5%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2018	5.000%	4/1/42	100,000	101,124
Series 2023	5.750%	4/1/48	750,000	813,723
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	850,000	822,893
Series A	5.000%	12/1/40	1,100,000	1,098,703
Series C, Refunding	5.000%	12/1/25	100,000	102,008
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,000,000	1,079,930
Series A	5.000%	1/1/44	125,000	126,275
Series A, Refunding	5.625%	1/1/29	250,000	264,370
Series C, Refunding	5.000%	1/1/25	30,000	30,371
Chicago, IL, O’Hare International Airport Revenue:
Series C, Refunding	5.000%	1/1/43	250,000	257,088	(d)

See Notes to Financial Statements.

8	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series D, Refunding	5.000%	1/1/46	$10,000	$10,027
TrIPS Obligated Group	5.000%	7/1/48	50,000	48,073	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	50,000	51,584
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AGM	5.250%	1/1/58	1,500,000	1,595,729
Second Lien, Series A, Refunding	5.000%	1/1/47	35,000	35,327
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	31,659
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	63,008
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	36,848
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	90,882
Northshore University Healthsystem, Series A, Refunding	5.000%	8/15/32	100,000	110,596
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	50,420
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	264,366
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	51,939
Illinois State, GO:
Series 2016	5.000%	1/1/33	25,000	25,484
Series 2016, Refunding	5.000%	2/1/27	25,000	26,070
Series 2016, Refunding	5.000%	2/1/29	20,000	20,843
Series A	5.000%	5/1/36	250,000	259,310
Series A	5.000%	3/1/46	400,000	410,613
Series A, Refunding	5.000%	10/1/29	150,000	159,689
Series A, Refunding	5.000%	10/1/30	350,000	372,376
Series D	5.000%	11/1/27	225,000	236,864
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	738,907
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	507,072
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	500,000	437,311

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	$60,000	$61,317
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	460,847
Total Illinois				10,853,646
Indiana — 2.8%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	89,121
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	99,840
Indiana State Finance Authority Wastewater Utility Revenue:
CWA Authority Project, Series A, Refunding	5.000%	10/1/38	650,000	718,478
CWA Authority Project, Series A, Refunding	5.000%	10/1/40	650,000	679,787	(c)
Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	102,723
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	97,126
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	310,601
Indianapolis Airport Authority Project, Revenue, Series 2019D, Refunding	5.000%	1/1/26	300,000	307,107	(d)
Total Indiana				2,404,783
Iowa — 0.4%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	300,000	301,738	(a)(b)
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	100,000	90,018
Total Iowa				391,756
Kentucky — 3.0%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	632,151
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	560,855
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	102,865

See Notes to Financial Statements.

10	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kentucky — continued
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	$300,000	$297,441	(a)(b)
Series C	4.000%	6/1/25	200,000	200,134	(a)(b)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	464,661
Owensboro, KY, Electric Light & Power System Revenue, Series B, Refunding	5.000%	1/1/24	345,000	346,499
Total Kentucky				2,604,606
Louisiana — 0.6%
Lafayette Parish, LA, School Board Sales Tax Revenue, Series 2023	4.000%	4/1/53	250,000	233,341
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	50,412
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	10,508
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	150,000	141,327	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	125,000	118,347	(a)(b)
Total Louisiana				553,935
Maryland — 0.3%
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	239,771
Massachusetts — 1.1%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	250,000	256,003
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	90,145
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,214
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	78,076
Massachusetts State Port Authority Revenue:
Series A	5.000%	7/1/33	55,000	59,196	(d)
Series A, Refunding	5.000%	7/1/36	160,000	169,294	(d)
Series E	5.000%	7/1/46	250,000	258,434	(d)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	52,755	(e)
Total Massachusetts				974,117

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Michigan — 2.0%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	$100,000	$100,203
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	779,355
Senior Lien, Series A	5.000%	7/1/49	650,000	669,870
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	89,530
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	25,000	25,423
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	100,478	(d)
Total Michigan				1,764,859
Missouri — 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	47,795
Nebraska — 0.8%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	419,845
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	250,000	236,961
Total Nebraska				656,806
Nevada — 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	250,000	232,011	(f)
New Jersey — 5.8%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	195,083
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	229,339
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	85,184	(d)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	150,225	(d)

See Notes to Financial Statements.

12	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	$100,000	$107,501	(e)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	53,598	(e)
School Facilities Construction, Series QQQ	5.000%	6/15/31	400,000	439,932
School Facilities Construction, Series SSS, Refunding	5.250%	6/15/36	500,000	541,713	(c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	102,324	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	162,422
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	110,809
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	51,911
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	100,000	104,429
Transportation Program, Series AA	5.000%	6/15/45	100,000	100,656
Transportation Program, Series AA	4.000%	6/15/50	500,000	460,486
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	327,598
Transportation Program, Series BB	4.000%	6/15/36	500,000	503,312
Transportation System, Series A, BAM	0.000%	12/15/38	1,000,000	502,530
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	103,235
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	162,036
Transportation System, Series A, Refunding	4.250%	6/15/40	350,000	351,159
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/46	170,000	173,071
Series A, Refunding	5.250%	6/1/46	30,000	30,987
Total New Jersey				5,049,540
New York — 14.3%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	103,113
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	147,644
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	244,287	(a)(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E	5.000%	11/15/33	250,000	270,808
Series A-2	5.000%	5/15/30	335,000	355,855	(a)(b)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Series F, Refunding	5.000%	11/15/27	$500,000	$512,593
New York City, NY, GO:
Series A	4.125%	8/1/53	500,000	473,227
Subseries A-1	5.000%	8/1/47	250,000	263,375
Subseries B-1	5.250%	10/1/43	500,000	547,728
New York City, NY, HDC, Impact Revenue, Sustainable Development Bonds, Series A	4.800%	2/1/53	250,000	250,920
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	90,227
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2022, Series AA, Subseries AA-1	4.000%	6/15/51	500,000	471,713
Second General Resolution, Series CC-1, Refunding	5.000%	6/15/46	1,000,000	1,028,294
New York City, NY, TFA, Future Tax Secured Revenue, Subordinated, Subseries A-1	5.000%	5/1/53	2,250,000	2,378,660
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	52,085
Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	250,000	231,639
New York State Dormitory Authority, Income Tax Revenue, Series B, Refunding	5.000%	2/15/41	100,000	104,213
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	100,000	105,561
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	104,407
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	95,709	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	50,851
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	77,209	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,380	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	235,770	(d)

See Notes to Financial Statements.

14	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	$50,000	$50,289	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,005	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	750,000	747,622	(d)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	278,123	(d)
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	3.000%	3/15/48	250,000	187,958
Oneida County, NY, Local Development Corp. Revenue, Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	635,000	543,133
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,100	(d)
Consolidated Series 221	4.000%	7/15/45	1,000,000	933,286	(d)
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,047,475
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	346,504
Total New York				12,411,763
North Carolina — 0.2%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	70,000	67,096
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	134,588
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,057
Total North Carolina				206,741
North Dakota — 0.5%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	550,000	393,592
Ohio — 2.8%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/38	250,000	242,816

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	$250,000	$228,869
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	86,131	(a)(b)(d)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	242,431	(a)(b)(d)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	230,000	207,493	(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	99,445	(a)(b)(d)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	528,789
Xavier University 2020 Project	5.000%	5/1/33	495,000	538,524
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	97,725
Warrensville Heights, OH, School District, GO, Refunding, BAM	5.000%	12/1/44	175,000	176,825
Total Ohio				2,449,048
Oregon — 0.2%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	172,900
Pennsylvania — 5.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	150,000	142,054
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	50,264
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AGM	4.250%	12/1/47	100,000	97,149
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	53,220
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	250,000	243,415
Lancaster County, PA, Hospital Authority Revenue, Penn State Health	5.000%	11/1/37	600,000	628,753
Pennsylvania State Economic Development Financing Authority Revenue:
Presbyterian Senior Living Project, Series B-1	5.250%	7/1/49	200,000	198,586

See Notes to Financial Statements.

16	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania — continued
Solid Waste Disposal, Waste Management Inc. Project	2.150%	7/1/24	$100,000	$98,366	(a)(b)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	1,350,000	1,372,399	(d)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	182,885
Series A-1	5.000%	12/1/47	25,000	25,736
Series B	5.000%	12/1/45	500,000	521,147
Series B, Refunding	5.250%	12/1/47	250,000	270,651
Subordinated, Series B	5.000%	12/1/48	100,000	102,707
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	93,558
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	264,737
Lease Revenue, Refunding	5.000%	10/1/30	100,000	111,198
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	162,228
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	20,762
Total Pennsylvania				4,639,815
Puerto Rico — 4.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	480,454	(f)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	82,000	52,788
Restructured, Series A	5.000%	7/1/62	80,000	78,900
Puerto Rico Commonwealth, GO:
Restructured, Series A-1	4.000%	7/1/35	175,000	160,835
Restructured, Series A-1	4.000%	7/1/37	760,000	683,775
Restructured, Series A-1	4.000%	7/1/41	100,000	86,476
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	195,000	53,625	*(g)
Series A	5.000%	7/1/42	320,000	88,000	*(g)
Series A	5.050%	7/1/42	100,000	27,500	*(g)
Series XX	5.250%	7/1/40	360,000	99,000	*(g)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$60,000	$51,359
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	175,473
Restructured, Series A-1	4.550%	7/1/40	10,000	9,750
Restructured, Series A-1	4.750%	7/1/53	1,000,000	937,480
Restructured, Series A-1	5.000%	7/1/58	358,000	347,405
Restructured, Series A-2	4.329%	7/1/40	230,000	218,409
Total Puerto Rico				3,551,229
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	250,000	232,321
South Dakota — 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	25,308
Tennessee — 1.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	474,773
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/48	500,000	540,104
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	51,658
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	98,864	(a)(b)
Series A	5.250%	9/1/26	425,000	431,181
Total Tennessee				1,596,580
Texas — 5.4%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	20,670
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	100,988
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	256,366	(d)
Bexar County, TX, Hospital District, GO, Certificates of Obligation	5.000%	2/15/48	500,000	526,217

See Notes to Financial Statements.

18	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	$1,245,000	$1,117,713
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	102,772
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	481,860
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	350,000	392,011	(a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	200,000	189,195
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	100,000	101,300	(d)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	400,000	353,925	(d)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	330,000	297,730	(d)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	90,000	84,381
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	51,912
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	228,324
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	49,084
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	47,287
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	115,000	119,091
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,009	(d)

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	$75,000	$72,280
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	87,815
Total Texas				4,685,930
Utah — 3.6%
Salt Lake City, UT, Airport Revenue:
Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	254,965	(d)
Salt Lake City International Airport, Series A	5.250%	7/1/48	1,000,000	1,052,470	(d)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,074
Utah Charter Academies Project, Series 2018,
UT CSCE	5.000%	10/15/38	220,000	223,705
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	204,551
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	235,000	262,537
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	276,837
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	296,939
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	281,696
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	251,330
Total Utah				3,110,104
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue, Middlebury College Project	5.000%	11/1/52	250,000	265,797
Virginia — 1.1%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	52,371
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	214,170
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	89,386
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	350,000	359,445	(d)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	201,659	(d)
Total Virginia				917,031

See Notes to Financial Statements.

20	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Washington — 1.0%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/34	$250,000	$265,752	(d)
Series 2022, Refunding	5.000%	8/1/41	250,000	260,133	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	200,000	204,289
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/50	100,000	102,538
Total Washington				832,712
Wisconsin — 1.3%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	50,000	48,213
Cone Health, Series A	5.000%	10/1/52	250,000	254,763
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	101,454
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	264,622
Medical College, Series 2016, Refunding	4.000%	12/1/46	500,000	472,329
Total Wisconsin				1,141,381
Total Municipal Bonds (Cost — $89,507,018)				85,816,212
Municipal Bonds Deposited in Tender Option Bond Trust (h) — 1.2%
New York — 1.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1 (Cost — $1,071,450)	5.250%	6/15/52	1,000,000	1,080,820
Total Investments before Short-Term Investments (Cost — $90,578,468)				86,897,032
Short-Term Investments — 0.5%
Municipal Bonds — 0.4%
New York — 0.3%
New York City, NY, TFA, Future Tax Secured Revenue, Subseries A-4, Refunding, SPA - TD Bank N.A.	3.900%	11/1/29	200,000	200,000	(i)(j)
Oregon — 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	4.200%	8/1/34	100,000	100,000	(i)(j)
Total Municipal Bonds (Cost — $300,000)				300,000

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

August 31, 2023

Western Asset SMASh Series TF Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Overnight Deposits — 0.1%
BNY Mellon Cash Reserve Fund (Cost — $84,230)	2.250%	84,230	$84,230	(k)
Total Short-Term Investments (Cost — $384,230)			384,230
Total Investments — 100.6% (Cost — $90,962,698)			87,281,262
TOB Floating Rate Notes — (0.8)%			(665,000)
Other Assets in Excess of Other Liabilities — 0.2%			171,373
Total Net Assets — 100.0%			$86,787,635

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of August 31, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(k)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

22	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Western Asset SMASh Series TF Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

COP	— Certificates of Participation

CSCE	— Charter School Credit Enhancement

CWA	— Clean Water Act

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EFA	— Educational Facilities Authority

GO	— General Obligation

GTD	— Guaranteed

HDA	— Housing Development Authority

HDC	— Housing Development Corporation

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

ISD	— Independent School District

LOC	— Letter of Credit

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

NATL	— National Public Finance Guarantee Corporation — Insured Bonds

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

PSF	— Permanent School Fund

SD	— School District

SIFMA	— Securities Industry and Financial Markets Association

SPA	— Standby Bond Purchase Agreement — Insured Bonds

TFA	— Transitional Finance Authority

USD	— Unified School District

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

August 31, 2023

Assets:
Investments, at value (Cost — $90,962,698)	$87,281,262
Interest receivable	933,495
Receivable for Fund shares sold	710,641
Receivable from investment manager	13,084
Prepaid expenses	6,817
Total Assets	88,945,299

Liabilities:
Payable for securities purchased	1,446,599
TOB Floating Rate Notes (Note 1)	665,000
Interest expense payable	5,464
Trustees’ fees payable	181
Accrued expenses	40,420
Total Liabilities	2,157,664
Total Net Assets	$86,787,635

Net Assets:
Par value (Note 5)	$90
Paid-in capital in excess of par value	93,012,372
Total distributable earnings (loss)	(6,224,827)
Total Net Assets	$86,787,635

Shares Outstanding	9,020,275

Net Asset Value	$9.62

See Notes to Financial Statements.

24	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended August 31, 2023

Investment Income:
Interest	$1,501,658

Expenses:
Fund accounting fees	33,239
Audit and tax fees	14,613
Registration fees	13,716
Interest expense (Note 1)	12,698
Legal fees	4,028
Shareholder reports	2,689
Trustees’ fees	782
Commitment fees (Note 6)	329
Custody fees	242
Transfer agent fees	162
Miscellaneous expenses	2,339
Total Expenses	84,837
Less: Fee waivers and/or expense reimbursements (Note 2)	(72,141)
Net Expenses	12,696
Net Investment Income	1,488,962

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(123,636)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(275,745)
Net Loss on Investments	(399,381)
Increase in Net Assets From Operations	$1,089,581

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended August 31, 2023 (unaudited) and the Year Ended February 28, 2023	August 31	February 28

Operations:
Net investment income	$1,488,962	$2,074,166
Net realized loss	(123,636)	(2,179,729)
Change in net unrealized appreciation (depreciation)	(275,745)	(4,818,263)
Increase (Decrease) in Net Assets From Operations	1,089,581	(4,923,826)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,442,266)	(1,860,261)
Decrease in Net Assets From Distributions to Shareholders	(1,442,266)	(1,860,261)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	21,063,206	39,799,014
Cost of shares repurchased	(9,766,787)	(37,170,863)
Increase in Net Assets From Fund Share Transactions	11,296,419	2,628,151
Increase (Decrease) in Net Assets	10,943,734	(4,155,936)

Net Assets:
Beginning of period	75,843,901	79,999,837
End of period	$86,787,635	$75,843,901

See Notes to Financial Statements.

26	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:

	2023[1,2]	2023[1]	2022[1]	2021[1]	2020[1,3]	2019[1]

Net asset value, beginning of period	$9.65	$10.51	$10.69	$10.86	$10.09	$10.00

Income (loss) from operations:
Net investment income	0.18	0.29	0.25	0.28	0.28	0.28
Net realized and unrealized gain (loss)	(0.04)	(0.89)	(0.18)	(0.17)	0.77	0.07
Total income (loss) from operations	0.14	(0.60)	0.07	0.11	1.05	0.35

Less distributions from:
Net investment income	(0.17)	(0.26)	(0.25)	(0.28)	(0.28)	(0.26)
Total distributions	(0.17)	(0.26)	(0.25)	(0.28)	(0.28)	(0.26)

Net asset value, end of period	$9.62	$9.65	$10.51	$10.69	$10.86	$10.09
Total return[4]	1.44%	(5.69)%	0.59%	1.09%	10.53%	3.53%

Net assets, end of period (000s)	$86,788	$75,844	$80,000	$68,002	$58,666	$32,979

Ratios to average net assets:
Gross expenses[5]	0.21%[6,7]	0.22%[6]	0.20%	0.25%	0.34%	0.56%
Net expenses[8,9]	0.03 [6,7]	0.01 [6]	0.00	0.00	0.00	0.00
Net investment income	3.60 [7]	2.98	2.32	2.66	2.72	2.76

Portfolio turnover rate	3%	38%	12%	35%	9%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended August 31, 2023 (unaudited).

[3]	For the year ended February 29.

[4]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadviser. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Gross expenses do not include management fees paid to the manager and subadviser. Management fees are paid directly or indirectly by the separately managed account sponsor.

[6]	Expense ratio reflects the impact of interest expense related to tender option bond transactions accounted for as secured borrowings for financial reporting purposes. Refer to Note 1.

[7]	Annualized.

[8]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where the Fund’s subadviser or an affiliate of the subadviser (each a “Managed Account Adviser”) has an agreement with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer), or directly with the client, to provide management or advisory services to the managed account. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

28	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$85,816,212	—	$85,816,212
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,080,820	—	1,080,820
Total Long-Term Investments	—	86,897,032	—	86,897,032
Short-Term Investments†:
Municipal Bonds	—	300,000	—	300,000
Overnight Deposits	—	84,230	—	84,230
Total Short-Term Investments	—	384,230	—	384,230
Total Investments	—	$87,281,262	—	$87,281,262

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is

30	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization, on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2023, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadviser do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadviser will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended August 31, 2023, fees waived and/or expenses reimbursed amounted to $72,141.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

32	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2023, such purchase and sale transactions (excluding accrued interest) were $11,150,000 and $14,820,000, respectively.

3. Investments

During the six months ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$18,600,783
Sales	2,736,525

At August 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$90,297,698	$594,266	$(4,275,702)	$(3,681,436)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

4. Derivative instruments and hedging activities

During the six months ended August 31, 2023, the Fund did not invest in derivative instruments.

5. Shares of beneficial interest

At August 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series TF Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2023	Year Ended February 28, 2023
Shares sold	2,160,357	4,086,633
Shares repurchased	(1,000,937)	(3,836,494)
Net increase	1,159,420	250,139

6. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2023.

7. Deferred capital losses

As of February 28, 2023, the Fund had deferred capital losses of $2,790,233, which have no expiration date, that will be available to offset future taxable capital gains.

34	Western Asset SMASh Series TF Fund 2023 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and

Western Asset SMASh Series TF Fund	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional general and insured municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2022 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 3-, 5- and 10-year periods and trailed the performance of its benchmark index for the 1-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that LMPFA had agreed to pay all operating expenses of the Fund,

36	Western Asset SMASh Series TF Fund

except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether LMPFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to LMPFA. The Board also noted that LMPFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset SMASh Series TF Fund	37

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

38	Western Asset SMASh Series TF Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset SMASh Series TF Fund	39

Western Asset

SMASh Series TF Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset SMASh Series TF Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series TF Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series TF Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans

Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX307368 10/23 SR23-4738

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto. Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 26, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: October 26, 2023